Report of Directors Corporate Governance - Long-term incentive awards (Details) $ in Billions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Customer, performance period			3 years
Customer, performance period			3 years
Noel Quinn
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | £	£ 3,718,000
Ewen Stevenson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | £	£ 2,118,000
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated future investments		$ 750.0
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated future investments		$ 1,000.0
Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years	3 years	3 years
Return on tangible equity (with CET1 underpin)	9.00%	9.00%	11.00%	11.00%
Capital reallocation to Asia	47.00%	47.00%
Environment and sustainability, carbon reduction	48.00%	48.00%
Environment and sustainability, sustainable finance and investment		$ 240.0
Employer advocacy percent				70.00%
Long-Term Incentive Awards | Return on tangible equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	25.00%	25.00%	33.30%	75.00%
Long-Term Incentive Awards | Capital reallocation to Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	25.00%	25.00%
Long-Term Incentive Awards | Environment and sustainability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	25.00%	25.00%
Long-Term Incentive Awards | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	25.00%	25.00%	33.30%
Long-Term Incentive Awards | Employer advocacy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent				12.50%
Long-Term Incentive Awards | Environmental, social and governance rank
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent				12.50%
Long-Term Incentive Awards | Customers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent			33.30%
Long-Term Incentive Awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Return on tangible equity (with CET1 underpin)	8.00%	8.00%	10.00%	10.00%
Capital reallocation to Asia	45.00%	45.00%
Environment and sustainability, carbon reduction	42.00%	42.00%
Environment and sustainability, sustainable finance and investment		$ 200.0
Employer advocacy percent				65.00%
Long-Term Incentive Awards | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Return on tangible equity (with CET1 underpin)	10.00%	10.00%	12.00%	12.00%
Capital reallocation to Asia	50.00%	50.00%
Environment and sustainability, carbon reduction	51.00%	51.00%
Environment and sustainability, sustainable finance and investment		$ 260.0
Employer advocacy percent				75.00%
Long-Term Incentive Awards | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%	20.00%
Long-Term Incentive Awards | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%	20.00%
Long-Term Incentive Awards | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%	20.00%
Long-Term Incentive Awards | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%	20.00%
Long-Term Incentive Awards | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%	20.00%